Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for Mr. Brewer ($)	Compensation Actually Paid to Mr. Brewer ($)(1)	Average Summary Compensation Table Total for Non-CEO NEOs ($)(2)	Average Compensation Actually Paid to Non-CEO NEOs ($)(1)(2)	Total Shareholder Return ($)	S&P 1500 Consumer Discretionary Total Shareholder Return ($)(3)	Net Income/(Loss) (thousands)	Adjusted EBITDA (thousands) (4)
2022	$11,031,398	$(126,863)	$2,894,485	$1,234,709	$93.27	$107.00	$157,896	$558,149
2021	$27,135,201	$39,523,269	$4,967,201	$6,179,836	$129.59	$166.41	$321,988	$447,651
2020	$4,929,381	$8,678,767	$1,059,398	$1,188,583	$113.39	$132.88	$(126,934)	$164,835

Named Executive Officers, Footnote [Text Block]	The following individuals were the Company’s NEOs for the applicable fiscal year:

Year	CEO	Non-CEO NEOs
2022	Oliver G. (Chip) Brewer III	Brian P. Lynch, Mark F. Leposky, Glenn F. Hickey, and Arthur F. Starrs
2021	Oliver G. (Chip) Brewer III	Brian P. Lynch, Mark F. Leposky, Glenn F. Hickey, and Arthur F. Starrs
2020	Oliver G. (Chip) Brewer III	Brian P. Lynch, Mark F. Leposky, Glenn F. Hickey, Joseph Flannery, and Melody Harris-Jensbach

PEO Total Compensation Amount	$ 11,031,398	$ 27,135,201	$ 4,929,381
PEO Actually Paid Compensation Amount	$ (126,863)	39,523,269	8,678,767
Adjustment To PEO Compensation, Footnote [Text Block]	Compensation actually paid to the Company’s NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, adjusted as follows:

	2020		2021		2022
Adjustments	Mr. Brewer	Average non-CEO NEOs	Mr. Brewer	Average non-CEO NEOs	Mr. Brewer	Average non-CEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	$(4,098,675)	$(405,564)	$(23,566,049)	$(3,619,359)	$(7,286,664)	$(1,338,876)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$4,314,058	$406,438	$29,596,579	$4,202,344	$5,765,298	$989,456
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	$2,742,229	$192,972	$3,600,242	$367,629	$(8,167,460)	$(1,099,733)

Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	$747,545	$35,805	$2,723,912	$258,588	$(1,484,471)	$(213,124)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	$—	$(104,050)	$—	$—	$—	$—
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	$44,228	$3,584	$33,384	$3,434	$15,036	$2,502
TOTAL ADJUSTMENTS	$3,749,386	$129,185	$12,388,068	$1,212,635	$(11,158,261)	$(1,659,776)
The Company does not have a pension plan, therefore, there is no pension specific impact included in the compensation actually paid adjustments.
Compensation actually paid does not reflect the actual amount of compensation earned by or paid to the CEO and the other NEOs during the applicable year. For information regarding the decisions made by the Compensation Committee for fiscal year 2022, see “Executive Officer Compensation - Compensation Discussion & Analysis.”

Non-PEO NEO Average Total Compensation Amount	$ 2,894,485	4,967,201	1,059,398
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,234,709	6,179,836	1,188,583
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	Compensation actually paid to the Company’s NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, adjusted as follows:

	2020		2021		2022
Adjustments	Mr. Brewer	Average non-CEO NEOs	Mr. Brewer	Average non-CEO NEOs	Mr. Brewer	Average non-CEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	$(4,098,675)	$(405,564)	$(23,566,049)	$(3,619,359)	$(7,286,664)	$(1,338,876)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$4,314,058	$406,438	$29,596,579	$4,202,344	$5,765,298	$989,456
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	$2,742,229	$192,972	$3,600,242	$367,629	$(8,167,460)	$(1,099,733)

Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	$747,545	$35,805	$2,723,912	$258,588	$(1,484,471)	$(213,124)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	$—	$(104,050)	$—	$—	$—	$—
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	$44,228	$3,584	$33,384	$3,434	$15,036	$2,502
TOTAL ADJUSTMENTS	$3,749,386	$129,185	$12,388,068	$1,212,635	$(11,158,261)	$(1,659,776)
The Company does not have a pension plan, therefore, there is no pension specific impact included in the compensation actually paid adjustments.
Compensation actually paid does not reflect the actual amount of compensation earned by or paid to the CEO and the other NEOs during the applicable year. For information regarding the decisions made by the Compensation Committee for fiscal year 2022, see “Executive Officer Compensation - Compensation Discussion & Analysis.”

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	Note: Due to disparity in scale with other CAP amounts, our PEO’s CAP of $(126,863) is not visible in the graph.
Compensation Actually Paid vs. Net Income [Text Block]	Note: Due to disparity in scale with other CAP amounts, our PEO’s CAP of $(126,863) is not visible in the graph.
Compensation Actually Paid vs. Company Selected Measure [Text Block]	Note: Due to disparity in scale with other CAP amounts, our PEO’s CAP of $(126,863) is not visible in the graph.
Total Shareholder Return Vs Peer Group [Text Block]	TSR is cumulative for the measurement periods beginning on December 31, 2019 and ending on December 31 of each of 2022, 2021 and 2020, respectively, calculated in accordance with Item 201(e) of Regulation S-K. The S&P 1500 Consumer Discretionary Index is the Compensation Comparator Group for purposes of the peer group TSR reflected above, which is the industry specific index the Company uses in its Form 10-K.
Tabular List [Table Text Block]	Adjusted EBITDA; b.Revenue; c.Contribution-to-Profit; and d.rTSR relative to the Comparator Group TSR.
Total Shareholder Return Amount	$ 93.27	129.59	113.39
Peer Group Total Shareholder Return Amount	107	166.41	132.88
Net Income (Loss)	$ 157,896,000	$ 321,988,000	$ (126,934,000)
Company Selected Measure Amount	558,149,000	447,651,000	164,835,000
Additional 402(v) Disclosure [Text Block]	The Company chose Adjusted EBITDA as its Company Selected Measure because the Board and management use Adjusted EBITDA as a primary means of measuring the Company’s performance across periods. “Adjusted EBITDA” is calculated as earnings before interest, taxes, depreciation and amortization expenses, non-cash stock compensation expenses, and non-cash lease amortization expense, in addition to costs associated with certain non-recurring and non-cash items. These non-recurring and non-cash items include (i) certain non-cash amortization and depreciation of intangibles and other assets related to the Company’s acquisitions, (ii) non-cash amortization of the debt discount related to the Company’s convertible notes, (iii) acquisition and other non-recurring items, and (iv) a non-cash valuation allowance recorded against certain of the Company’s deferred tax assets. Appendix A to this Proxy Statement includes a reconciliation of such non-GAAP financial measures to the most directly comparable financial measures prepared in accordance with GAAP.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Contribution-to-Profit
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	rTSR relative to the Comparator Group TSR
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (11,158,261)	$ 12,388,068	$ 3,749,386
PEO [Member] | Deduction Of Stock Awards And Option Awards During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(7,286,664)	(23,566,049)	(4,098,675)
PEO [Member] | Increase Of Awards Granted During Fiscal Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,765,298	29,596,579	4,314,058
PEO [Member] | Increase (Deduction) For Awards Granted In Prior Years, Outstanding And Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(8,167,460)	3,600,242	2,742,229
PEO [Member] | Increase (Deduction) For Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,484,471)	2,723,912	747,545
PEO [Member] | Deduction Of Awards Granted In Prior Years, Forfeited [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Increase For Dividends Or Other Earnings Paid During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	15,036	33,384	44,228
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,659,776)	1,212,635	129,185
Non-PEO NEO [Member] | Deduction Of Stock Awards And Option Awards During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,338,876)	(3,619,359)	(405,564)
Non-PEO NEO [Member] | Increase Of Awards Granted During Fiscal Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	989,456	4,202,344	406,438
Non-PEO NEO [Member] | Increase (Deduction) For Awards Granted In Prior Years, Outstanding And Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,099,733)	367,629	192,972
Non-PEO NEO [Member] | Increase (Deduction) For Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(213,124)	258,588	35,805
Non-PEO NEO [Member] | Deduction Of Awards Granted In Prior Years, Forfeited [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	(104,050)
Non-PEO NEO [Member] | Increase For Dividends Or Other Earnings Paid During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 2,502	$ 3,434	$ 3,584